Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Long-Term Incentive Awards
Long-term incentive awards are generally made on an annual basis, or at the time of a special event (such as upon hiring or promotion), and are provided under the IAP. We typically grant awards at the February Board meeting each year for the NEOs after we announce our financial results for the prior fiscal year and the Compensation Committee has had the opportunity to consider our expectations and projections for the fiscal year of grant. Stock options may be granted only with an exercise price at or above the closing market price of the Company’s Common Stock on the date of grant.
Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. We attempt to make equity awards during periods when we do not have material non-public
information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
The following table presents information regarding stock options issued to our NEOs in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date (1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public
information and the
trading day beginning immediately
following the disclosure of material
non-public
information

Eric D. Ashleman	02/22/24	46,070	$235.13	$2,940,187	1.55%

Abhishek Khandelwal	02/22/24	10,185	$235.13	$ 650,007	1.55%

Lisa M. Anderson,	02/22/24	5,095	$235.13	$ 325,163	1.55%

Roopa Unnikrishnan	02/22/24	4,705	$235.13	$ 300,273	1.55%

Melissa S. Flores	02/22/24	4,505	$235.13	$ 287,509	1.55%

(1)
The Company’s Annual Report on Form
10-K
for the period ended December 31, 2023 was released on February 22, 2024, with the Company’s press release announcing the Company’s financial results for the same period released on February 6, 2024.

Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our NEOs in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date (1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public
information and the
trading day beginning immediately
following the disclosure of material
non-public
information

Eric D. Ashleman	02/22/24	46,070	$235.13	$2,940,187	1.55%

Abhishek Khandelwal	02/22/24	10,185	$235.13	$ 650,007	1.55%

Lisa M. Anderson,	02/22/24	5,095	$235.13	$ 325,163	1.55%

Roopa Unnikrishnan	02/22/24	4,705	$235.13	$ 300,273	1.55%

Melissa S. Flores	02/22/24	4,505	$235.13	$ 287,509	1.55%

(1)
The Company’s Annual Report on Form
10-K
for the period ended December 31, 2023 was released on February 22, 2024, with the Company’s press release announcing the Company’s financial results for the same period released on February 6, 2024.

Eric D. Ashleman [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric D. Ashleman
Underlying Securities	46,070
Exercise Price | $ / shares	$ 235.13
Fair Value as of Grant Date	$ 2,940,187
Underlying Security Market Price Change	1.55
Abhishek Khandelwal [Member]
Awards Close in Time to MNPI Disclosures
Name	Abhishek Khandelwal
Underlying Securities	10,185
Exercise Price | $ / shares	$ 235.13
Fair Value as of Grant Date	$ 650,007
Underlying Security Market Price Change	1.55
Lisa M. Anderson, [Member]
Awards Close in Time to MNPI Disclosures
Name	Lisa M. Anderson,
Underlying Securities	5,095
Exercise Price | $ / shares	$ 235.13
Fair Value as of Grant Date	$ 325,163
Underlying Security Market Price Change	1.55
Roopa Unnikrishnan [Member]
Awards Close in Time to MNPI Disclosures
Name	Roopa Unnikrishnan
Underlying Securities	4,705
Exercise Price | $ / shares	$ 235.13
Fair Value as of Grant Date	$ 300,273
Underlying Security Market Price Change	1.55
Melissa S. Flores [Member]
Awards Close in Time to MNPI Disclosures
Name	Melissa S. Flores
Underlying Securities	4,505
Exercise Price | $ / shares	$ 235.13
Fair Value as of Grant Date	$ 287,509
Underlying Security Market Price Change	1.55